Property, Plant and Equipment, net (Schedule of Property, Plant and Equipment, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,652
Balance	1,432	₪ 1,652
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,806	5,662
Additions	331	430
Disposals	(409)	(286)
Balance	5,728	5,806
Cost [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,074	4,989
Additions	205	265
Disposals	(300)	(180)
Balance	4,979	5,074
Cost [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	63	58
Additions	1	5
Disposals
Balance	64	63
Cost [Member] | Landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	368	224
Additions	110	144
Disposals	(69)
Balance	409	368
Cost [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	201	278
Additions	14	14
Disposals	(21)	(91)
Balance	194	201
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	100	113
Additions	1	2
Disposals	(19)	(15)
Balance	82	100
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,154	4,064
Depreciation for the year	383	374
Disposals	(241)	(284)
Balance	4,296	4,154
Accumulated Depreciation [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,771	3,692
Depreciation for the year	252	258
Disposals	(147)	(179)
Balance	3,876	3,771
Accumulated Depreciation [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	54	49
Depreciation for the year	3	5
Disposals
Balance	57	54
Accumulated Depreciation [Member] | Landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	138	74
Depreciation for the year	94	64
Disposals	(55)
Balance	177	138
Accumulated Depreciation [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	119	172
Depreciation for the year	26	38
Disposals	(20)	(91)
Balance	125	119
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	72	77
Depreciation for the year	8	9
Disposals	(19)	(14)
Balance	61	72
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,652	1,598
Balance	1,432	1,652
Carrying amount [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,303	1,297
Balance	1,103	1,303
Carrying amount [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9	9
Balance	7	9
Carrying amount [Member] | Landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	230	150
Balance	232	230
Carrying amount [Member] | Vehicles, Computers, furniture and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	82	106
Balance	69	82
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	28	36
Balance	₪ 21	₪ 28